Akre Focus Fund
SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)
Shares			Value
COMMON STOCKS: 97.8%
Capital Markets: 22.0%
13,089,655		Brookfield Asset Management, Inc. - Class A	$790,484,265
14,526,670		KKR & Co., Inc.	1,157,339,799
5,222,244		Moody’s Corp.	2,110,569,913
			4,058,393,977
Equity Real Estate Investment Trusts: 13.0%
6,149,293		American Tower Corp.	1,733,916,147
1,930,190		SBA Communications Corp.	666,552,513
			2,400,468,660
Health Care Equipment & Supplies: 2.8%
1,655,300		Danaher Corp.	516,072,881

Industrial Conglomerates: 4.3%
1,600,600		Roper Technologies, Inc.	780,884,722
IT Services: 16.0%
50,000		Adyen NV [1]	150,887,232
5,025,200		Mastercard, Inc. - Class A	1,686,055,104
5,222,600		Visa, Inc. - Class A	1,105,990,002
			2,942,932,338
Multiline Retail: 1.9%
3,180,000		Dollar Tree, Inc. [1]	342,676,800

Professional Services: 7.1%
9,400,530		CoStar Group, Inc. [1]	808,915,606
2,400,000		Verisk Analytics, Inc.	504,648,000
			1,313,563,606
Software: 21.3%
1,462,450		Adobe, Inc. [1]	951,118,982
1,725,888		Alarm.com Holdings, Inc. [1]	145,423,323
609,764		ANSYS, Inc. [1]	231,454,219
628,500		Constellation Software, Inc.	1,104,542,029
2,800,000		salesforce.com, Inc. [1]	839,132,000
5,882,657		Topicus.com, Inc. [1]	656,475,241
			3,928,145,794
Specialty Retail: 9.4%
6,712,000		CarMax, Inc. [1]	919,007,040
1,289,200		O’Reilly Automotive, Inc. [1]	802,294,944
			1,721,301,984
TOTAL COMMON STOCKS
(Cost $6,253,685,024)			18,004,440,762

CONVERTIBLE PREFERRED STOCKS: 0.6%
Capital Markets: 0.6%
1,100,000		KKR & Co., Inc., 6.000% [2]	110,044,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $55,000,000)			110,044,000

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.1%
18,939,900		First American Government Obligations Fund - Class X, 0.026% [3]	18,939,900
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $18,939,900)			18,939,900

TOTAL INVESTMENTS IN SECURITIES: 98.5%
(Cost $6,327,624,924)			18,133,424,662
Other Assets in Excess of Liabilities: 1.5%			283,650,834
TOTAL NET ASSETS: 100.0%			$18,417,075,496

	[1]	Non-income producing security.
	[2]	All or a portion of this security is out on loan as of October 31, 2021. Total value of securities out on loan is $18,667,464 or 0.1% of net assets.
	[3]	Annualized seven-day effective yield as of October 31, 2021.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Akre Focus Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund
Summary of Fair Value Exposure at October 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$18,004,440,762	$-	$-	$18,004,440,762
Convertible Preferred Stocks	110,044,000	-	-	110,044,000
Investments Purchased with Cash Proceeds from Securities Lending	18,939,900	-	-	18,939,900
Total Investments in Securities	$18,133,424,662	$-	$-	$18,133,424,662